Property, Plant and Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
9.	Property, Plant and Equipment

	December31,
	2016	2015
		(Restated)
Cost
Construction in progress	$24,516	$13,256
Plant and buildings	28,778	30,852
Machinery and equipment	35,932	39,700
Motor vehicles	1,368	1,570
Office equipment and furniture	2,534	2,566
Leasehold improvements	12,156	12,911
Total cost	$105,284	$100,855

Less: Accumulated depreciation
Construction in progress	$-	$-
Plant and buildings	8,754	8,059
Machinery and equipment	20,689	20,485
Motor vehicles	1,202	1,408
Office equipment and furniture	1,871	1,830
Leasehold improvements	5,886	5,160
Total accumulated depreciation	$38,402	$36,942

Property, plant and equipment, net	$66,882	$63,913

The buildings of the Changping facilities of Sinovac Beijing with a net book value of $11,905 (RMB 82.7 million) were pledged as collateral for a bank loan from China Construction Bank (note 11 (e), 11 (j)).

The buildings of Sinovac Beijing with a net book value of $2,171 (RMB 15.1 million) were pledged as collateral for a bank loan from Bank of Beijing (note 11 (i)).

The buildings of Sinovac Dalian with a net book value of $4,757 (RMB 33.0 million) were pledged as collateral for a bank loan from Bank of China (note 11 (c)).

Depreciation expense for the year ended December 31, 2016 was $5,063 (2015 - $6,258, 2014 - $7,837).

Loss on disposal and impairment of equipment for the year ended December 31, 2016 was $478 (2015 - $26, 2014 - $74).